Note 24 - Loans and Borrowings	12 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Disclosure of debt instruments [text block]
24.	Loans and borrowings

	As at June 30			As at March 31
(US dollars in thousands)	2021	2020	2019	2019
Current liabilities
Debtor invoice financing	-	508	901	751
Lease liabilities	669	641	660	136
Shareholder loans	-	-	766	-
Chattel mortgage	88	51	-	-
Project financing agreement	59	-	-	-
Bank loan	152	66	-	-
Other borrowings	36	46	-	-
Total current liabilities	1,004	1,312	2,327	887

Non-current liabilities
Lease liabilities	326	714	1,117	138
Shareholder loans	21,175	23,401	18,242	18,242
Chattel mortgage	244	249	-	-
Project financing agreement	183	-	-	-
Bank loan	159	278	-	-
Total non-current liabilities	22,087	24,642	19,359	18,380

Total liabilities	23,091	25,954	21,686	19,267

In the prior fiscal year, on June 30, 2020 the Company refinanced its $23.4 million shareholder loan due to AWN Holdings Limited (“AWN”), its largest shareholder. The shareholder loan bore interest at 10.0% per annum plus a line fee of 2.0% per annum, payable monthly in advance. No interest or line fee settlements were required until after a corporate liquidity event had occurred. Principal was repayable in 9 equal monthly installments from July 2021 until March 2022. Security granted to AWN comprised a Specific Security Deed over the assets of Aevitas O Holdings Pty Ltd and general security over the assets of VivoPower International PLC.

In December 2020, following the successful capital raise in October 2020, the Company and AWN agreed some further amendments to the terms of the loan, reducing the interest rate from 10.0% to 8.0% per annum, and reduction in line fee from 2.0% to 0.8% per annum, payable monthly in advance. Principal is repayable in 60 equal monthly installments of $0.35 million from July 2021 to June 2026, as well as an immediate stand-alone repayment of $2.2 million principal, paid in April 2021.

On June 30, 2021, the Company agreed a further refinancing of its shareholder loan with AWN, to align the repayment schedule with the timing of the investment and revenue growth plan in Electric Vehicles. Under the amended terms, the repayment of principal has been deferred to January 1, 2023, with monthly installments of $0.35 million over the following sixty months, resulting in loan maturity extending from June 30, 2026, to December 31, 2027. In addition, the Company will cash settle a refinancing fee of approximately $0.34 million in two tranches on June 30, 2022 and December 31, 2022. The interest rate and line fee remain unchanged at 8% and 0.8% respectively and other terms remain unchanged.

In May and June 2020, the Company obtained $0.3m government backed loans in Australia to provide additional liquidity during the COVID-19 pandemic.

In addition to lease liabilities, in the year ended June 30, 2021, J.A. Martin Electrical Pty Limited and Kenshaw Electrical Pty Limited have also taken out vehicle financing in the form of chattel mortgages, totaling $0.3 million.

During the year ended June 30, 2021, two project financing agreements and a property lease were acquired as part of the acquisition of Tembo. The project financing arrangements have a balance of $0.2 million as at June 30, 2021 and are repayable quarterly over 6 and 8 months, respectively.

The obligations under lease liabilities are as follows:

	Minimum lease Payments				Present value of minimum lease payments
	As at June 30			As at March 31	As at June 30			As at March 31
(US dollars in thousands)	2021	2020	2019	2019	2021	2020	2019	2019
Amounts payable under lease liabilities:
Less than one year	683	695	692	147	669	641	660	136
Later than one year but not more than five	379	759	1,299	143	326	714	1,117	138
	1,062	1,454	1,991	290	995	1,355	1,777	274
Future finance charges	(67)	(99)	(214)	(16)	-	-	-	-
Total lease obligations	995	1,355	1,777	274	995	1,355	1,777	274